Share Based Compensation (Details 1) - Allrites Holdings Pte Ltd And Subsidiaries [Member] - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Options outstanding at beginning	731,913	390,893
Options outstanding, weighted average exercise price per share at beginning	$ 0.517	$ 0.113
Options granted	180,000	341,020
Options granted, weighted average exercise price per share	$ 0.721	$ 0.696
Options Forfeited	(18,000)
Options Forfeited, weighted average exercise price per share	$ 0.010
Options outstanding at ending	893,913	731,913
Options outstanding, weighted average exerciseprice per share at ending	$ 0.649	$ 0.517
Weighted average remaining life	3 years 6 months
Intrinsic value	$ 0.27
Options vested and exercisable	492,125
Options vested and exercisable, weighted average exercise price per share	$ 0.649